INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Loss before income taxes

	2020	2021	2022
	US$	US$	US$

Cayman Islands	(17,673)	(7,732)	(60,061)
USA	(80)	(1,292)	(31,506)
Hong Kong	(710)	(26,926)	(62,300)
Japan	(79)	—	—
Malta	(1,410)	(1,152)	(421)
Curacao	160	114	(30)
Cyprus	(6)	—	—
Mainland China	(3,556)	(28,824)	(2,355)
British Virgin Islands	—	—	(1,754)

	(23,354)	(65,812)	(158,427)

Schedule of current and deferred components

	2020	2021	2022
	US$	US$	US$

Current tax benefit (expense)	(1)	—	—
Deferred tax benefit	31	359	—

Income tax benefit	30	359	—

Reconciliation of tax computed by applying the statutory income tax rate

	2020	2021	2022
	US$	US$	US$

Loss before income taxes	(23,354)	(65,812)	(158,427)
Income tax computed at applicable tax rates	(5,839)	(10,859)	(26,140)
Effect of different tax rates in different jurisdictions	323	(858)	(144)
Non-deductible expenses	3,940	5,792	12,320
Change in valuation allowance	1,812	6,188	14,358
Effect of EIT reversal for previous years	(22)	(359)	—
Research and development super-deduction	(235)	(263)	(394)
Others	(9)	—	—
	(30)	(359)	—

Schedule components of deferred taxes

	2021	2022
	US$	US$

Deferred tax assets
Loss from equity method investment	53	50
Bad debt provision	887	887
Impairment of long-lived asset	7,526	30,019
Net operating losses (“NOLs”)	16,286	26,477
Less: valuation allowance	(24,752)	(57,433)

Total deferred tax assets, net	—	—